Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net loss	$ (1,698)	$ (1,136)	$ (5,182)	$ (3,807)
Basic weighted average number of shares outstanding	121,297,007	56,211,486	112,743,285	33,832,136
Net loss income per share (basic)	$ (0.01)	$ (0.02)	$ (0.05)	$ (0.11)
Dilutive effect of stock options and DSUs
Dilutive effect of warrants
Diluted weighted average number of shares outstanding	121,297,007	56,211,486	112,743,285	33,832,136
Net loss per share (diluted)	$ (0.01)	$ (0.02)	$ (0.05)	$ (0.11)
Stock options and DSUs	929,400	499,410	929,400	499,410
Warrants	11,541,213	47,232,366	11,541,213	47,232,366